CONDENSED CONSOLIDATED BALANCE SHEETS Unaudited - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 306,719	$ 1,946,232
Deposits and other current assets	162,839	37,917
Total current assets	469,558	1,984,149
Property and equipment, net	8,321	8,503
Operating lease right of use asset, net	0	11,968
Intellectual property, net	190,241	50,967
Total assets	668,120	2,055,587
Current liabilities:
Accounts payable and accrued expenses	476,056	368,784
Due to related parties	12,588	14,918
Current portion of note payable, bank	13,990	2,241
Current portion of operating lease liability	0	11,968
Total current liabilities	502,634	397,911
Note payable, bank	50,992	62,741
Total liabilities	553,626	460,652
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; authorized -5,000,000 shares; issued - none	0	0
Common stock, $0.001 par value; authorized - 45,000,000 shares; issued and outstanding - 30,521,059 shares and 28,367,525 shares at June 30, 2021 and December 31, 2020, respectively	30,521	28,367
Additional paid-in capital	14,698,188	9,551,507
Accumulated other comprehensive income	(40,410)	(18,746)
Accumulated deficit	(14,573,805)	(7,966,193)
Total stockholders' equity	114,494	1,594,935
Total liabilities and stockholders' equity	$ 668,120	$ 2,055,587